FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08226
                                  -----------

                        Templeton Global Investment Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)

         500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
         ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
               -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/08
                          ----------


Item 1. Schedule of Investments.

Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS

JUNE 30, 2008

CONTENTS

Templeton BRIC Fund .........................    3
Templeton Emerging Markets Small Cap Fund ...    6
Templeton Income Fund .......................   11
Notes to Statements of Investments ..........   27

                   (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

          TEMPLETON BRIC FUND                                  INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS 72.6%
          AUSTRIA 0.3%
(a)       C.A.T. oil AG .......................       Energy Equipment & Services             181,803          $    2,564,952
                                                                                                               --------------
          BRAZIL 7.2%
          AES Tiete SA ........................  Independent Power Producers & Energy
                                                                Traders                       564,277               6,859,879
          American Banknote SA ................     Commercial Services & Supplies            121,884               1,254,420
          Companhia de Bebidas das Americas
             (AmBev) ..........................                Beverages                      215,649              12,966,918
          Companhia Energetica de Minas
             Gerais ...........................           Electric Utilities                  355,292               7,446,240
          Localiza Rent a Car SA ..............               Road & Rail                   1,055,260              11,650,513
          Porto Seguro SA .....................                Insurance                    1,376,469              15,883,655
          Tele Norte Leste Participacoes SA ...      Diversified Telecommunication
                                                               Services                       233,964               6,753,901
          Wilson Sons Ltd., BDR ...............      Transportation Infrastructure            273,113               3,473,537
(b)       Wilson Sons Ltd., BDR, 144A .........      Transportation Infrastructure             79,487               1,010,941
                                                                                                               --------------
                                                                                                                   67,300,004
                                                                                                               --------------
          CHINA 30.1%
          Aluminum Corp. of China Ltd., H .....             Metals & Mining                 7,960,000               9,177,646
(b)       Aluminum Corp. of China Ltd., H,
            144A ..............................             Metals & Mining                   800,000                 922,377
          China Huiyuan Juice Group Ltd. ......              Food Products                  2,056,500               1,292,360
          China International Marine Containers
             (Group) Co. Ltd., B ..............                Machinery                    3,951,694               4,713,297
          China Life Insurance Co. Ltd., H ....                Insurance                    4,188,000              14,663,170
          China Mobile Ltd. ...................   Wireless Telecommunication Services       3,784,500              50,866,087
          China Netcom Group Corp. (Hong Kong)       Diversified Telecommunication
             Ltd. .............................                Services                     5,627,500              15,336,737
          China Petroleum and Chemical
             Corp., H .........................       Oil, Gas & Consumable Fuels          40,653,000              38,060,457
          China Shenhua Energy Co. Ltd., H ....       Oil, Gas & Consumable Fuels             671,000               2,633,313
          China Shipping Container Lines Co.
             Ltd., H ..........................                 Marine                      3,082,150               1,205,625
          China Telecom Corp. Ltd., H .........      Diversified Telecommunication
                                                               Services                    19,276,000              10,481,931
          China Unicom Ltd. ...................   Wireless Telecommunication Services       1,966,000               3,650,990
          China Vanke Co. Ltd., B .............  Real Estate Management & Development       1,845,200               2,354,643
          Chiwan Wharf Holdings Ltd., B .......      Transportation Infrastructure          1,908,150               2,917,073
          CNOOC Ltd. ..........................       Oil, Gas & Consumable Fuels          18,549,000              31,925,048
          Cosco Pacific Ltd. ..................      Transportation Infrastructure          6,018,000               9,863,739
          Datang International Power Generation  Independent Power Producers & Energy
             Co. Ltd., H ......................                 Traders                     4,752,000               2,821,733
          Dongfang Electric Co. Ltd., H .......          Electrical Equipment                 117,000                 343,621
          Guangdong Electric Power Development   Independent Power Producers & Energy
             Co. Ltd., B ......................                 Traders                     2,764,850               1,272,989
          Huadian Power International Corp.      Independent Power Producers & Energy
             Ltd., H ..........................                 Traders                     5,898,000               1,558,226
          Huaneng Power International            Independent Power Producers & Energy
             Inc., H ..........................                 Traders                     4,594,000               3,187,475
          Jiangling Motors Corp. Ltd., B ......               Automobiles                   2,793,999               2,361,404
          Jiangxi Copper Co. Ltd., H ..........             Metals & Mining                 2,020,000               3,963,705
          Nine Dragons Paper Holdings Ltd. ....         Paper & Forest Products             2,597,000               2,025,042
          PetroChina Co. Ltd., H ..............       Oil, Gas & Consumable Fuels          30,414,000              39,396,120
          Shanghai Prime Machinery Co.
             Ltd., H ..........................                Machinery                   16,802,000               3,469,328
          Soho China Ltd. .....................  Real Estate Management & Development      24,152,000              13,164,385
(b)       Soho China Ltd., 144A ...............  Real Estate Management & Development         348,500                 189,955
          Synear Food Holdings Ltd. ...........              Food Products                  4,119,000               1,301,900
          Yanzhou Coal Mining Co. Ltd., H .....       Oil, Gas & Consumable Fuels           4,452,000               8,279,073
                                                                                                               --------------
                                                                                                                  283,399,449
                                                                                                               --------------


                     Quarterly Statements of Investments | 3

Templeton Global Investment Trust

          TEMPLETON BRIC FUND                                  INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          HONG KONG 1.4%
          China Infrastructure Machinery
             Holdings Ltd. ....................                Machinery                    9,094,000          $    8,455,738
          Road King Infrastructure Ltd. .......     Transportation Infrastructure           2,825,716               3,163,744
          Wasion Meters Group Ltd. ............   Electronic Equipment & Instruments        2,072,000                 797,204
(b)       Wasion Meters Group Ltd., 144A ......   Electronic Equipment & Instruments        3,116,000               1,198,884
                                                                                                               --------------
                                                                                                                   13,615,570
                                                                                                               --------------
          INDIA 11.7%
          Allahabad Bank Ltd. .................            Commercial Banks                    99,000                 128,333
(a)       Ashok Leyland Ltd. ..................                Machinery                    9,785,037               6,530,196
(a)       Bharti Airtel Ltd ...................   Wireless Telecommunication Services         979,654              16,467,908
          Dr. Reddy's Laboratories Ltd. .......             Pharmaceuticals                   179,920               2,810,281
          Federal Bank Ltd. ...................            Commercial Banks                   630,308               2,672,165
(a)       Grasim Industries Ltd. ..............         Construction Materials                 95,200               4,094,620
          Great Eastern Shipping Co. Ltd. .....       Oil, Gas & Consumable Fuels              74,409                 644,861
(a)       Hindalco Industries Ltd. ............             Metals & Mining                   717,646               2,375,437
          JK Cements Ltd. .....................            Construction Materials             272,290                 836,913
(a)       Karnataka Bank Ltd. .................              Commercial Banks                 716,434               2,305,505
          Maharashtra Seamless Ltd. ...........              Metals & Mining                  392,000               2,644,836
          Maruti Suzuki India Ltd. ............                Automobiles                    273,509               3,935,713
          Oil & Natural Gas Corp. Ltd .........       Oil, Gas & Consumable Fuels             968,463              18,378,915
          Peninsula Land Ltd. .................  Real Estate Management & Development       4,267,118               5,069,253
          Reliance Industries Ltd .............       Oil, Gas & Consumable Fuels             345,800              16,861,073
          Sesa Goa Ltd. .......................              Metals & Mining                   85,301               6,713,604
          Shipping Corp. of India Ltd. ........                 Marine                      1,303,306               6,601,535
          Steel Authority of India Ltd. .......              Metals & Mining                3,289,751              10,686,135
          Union Bank of India Ltd. ............             Commercial Banks                   96,000                 244,640
                                                                                                               --------------
                                                                                                                  110,001,923
                                                                                                               --------------
          KAZAKHSTAN 0.3%
(a, b)    Alliance Bank JSC, GDR, 144A ........     Diversified Financial Services            136,000                 697,680
(a, c)    Alliance Bank JSC, GDR, Reg S .......     Diversified Financial Services            432,780               2,220,161
                                                                                                               --------------
                                                                                                                    2,917,841
                                                                                                               --------------
          RUSSIA 20.8%
(c)       Evraz Group SA, GDR, Reg S ..........              Metals & Mining                  115,956              13,537,863
          Gazprom, ADR ........................       Oil, Gas & Consumable Fuels           1,185,023              68,760,960
          LUKOIL, ADR .........................       Oil, Gas & Consumable Fuels              12,300               1,214,933
          LUKOIL, ADR (London Exchange) .......       Oil, Gas & Consumable Fuels              67,900               6,701,730
          Mining and Metallurgical Co. Norilsk
             Nickel, ADR ......................              Metals & Mining                1,099,000              27,683,810
          Mobile TeleSystems, ADR .............   Wireless Telecommunication Services         134,700              10,319,367
(c)       Novolipetsk Steel, GDR, Reg S .......              Metals & Mining                   34,597               1,982,408
          OAO TMK .............................       Energy Equipment & Services             372,390               3,202,554
          OAO TMK, GDR ........................       Energy Equipment & Services             570,707              22,451,613
          Sberbank RF .........................             Commercial Banks                7,002,750              22,128,690
(a)       South-Ural Nickel Factory ...........              Metals & Mining                    1,038               1,048,380
(a)       TGC-5 JSC ...........................  Independent Power Producers & Energy
                                                                 Traders                   81,875,798                  61,816
          TNK-BP ..............................       Oil, Gas & Consumable Fuels           2,369,000               5,247,335
(a, d)    Unified Energy Systems ..............           Electric Utilities                5,070,773               5,172,188
          Vsmpo-Avisma Corp. ..................              Metals & Mining                   11,262               1,853,444


                     4 | Quarterly Statements of Investments

Templeton Global Investment Trust

          TEMPLETON BRIC FUND                                  INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          RUSSIA (CONTINUED)
          VTB Bank OJSC, GDR ..................            Commercial Banks                   620,000          $    4,309,000
(b)       VTB Bank OJSC, GDR, 144A ............            Commercial Banks                    57,828                 401,905
                                                                                                               --------------
                                                                                                                  196,077,996
                                                                                                               --------------
          UNITED STATES 0.8%
(a)       CTC Media Inc. ......................                  Media                        293,100               7,227,846
                                                                                                               --------------
          TOTAL COMMON STOCKS
             (COST $728,886,742) ..............                                                                   683,105,581
                                                                                                               --------------
          PREFERRED STOCKS 25.2%
          BRAZIL 25.2%
          Banco Bradesco SA, ADR, pfd. ........           Commercial Banks                    996,600              20,390,436
          Companhia Paranaense de
             Energia-Copel, ADR, pfd. .........           Electric Utilities                  147,400               2,987,798
          Companhia Vale do Rio Doce, ADR,
             pfd., A ..........................             Metals & Mining                 2,745,900              81,937,656
          Marcopolo SA, pfd. ..................                Machinery                      271,192               1,063,996
          Metalurgica Gerdau SA, pfd. .........             Metals & Mining                   177,400               5,753,992
          Petroleo Brasileiro SA, ADR, pfd. ...       Oil, Gas & Consumable Fuels           1,688,000              97,819,600
          Unibanco - Uniao de Bancos
             Brasileiros SA, GDR, pfd. ........           Commercial Banks                    217,600              27,619,968
                                                                                                               --------------
          TOTAL PREFERRED STOCKS
             (COST $150,948,498) ..............                                                                   237,573,446
                                                                                                               --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $879,835,240) ..                                                                   920,679,027
                                                                                                               --------------

                                                                                          PRINCIPAL
                                                                                           AMOUNT
                                                                                       --------------
          SHORT TERM INVESTMENTS 2.5%
          U.S. GOVERNMENT AND AGENCY SECURITIES
             2.5%
(e)       FHLB, 7/01/08 .......................                                        $    8,544,000               8,544,000
(e)       FHLB, 9/15/08 .......................                                            15,000,000              14,926,695
                                                                                                               --------------
          TOTAL U.S. GOVERNMENT AND AGENCY
             SECURITIES (COST $23,478,229) ....                                                                    23,470,695
                                                                                                               --------------
          TOTAL INVESTMENTS (COST $903,313,469)
             100.3% ...........................                                                                   944,149,722
          OTHER ASSETS, LESS LIABILITIES
             (0.3)% ...........................                                                                    (3,013,097)
                                                                                                               --------------
          NET ASSETS 100.0% ...................                                                                $  941,136,625
                                                                                                               ==============

See Selected Currency and Portfolio Abbreviations on page 26.

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $4,421,742, representing 0.47% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $17,740,432, representing 1.89% of net assets.

(d)  See Note 6 regarding restricted securities.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

          TEMPLETON EMERGING MARKETS
          SMALL CAP FUND                                       INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS 98.1%
          ARGENTINA 1.2%
          Banco Patagonia SA, BDR .............            Commercial Banks                    16,000          $      191,617
(a)       Ultrapetrol Bahamas Ltd. ............                 Marine                         74,900                 944,489
                                                                                                               --------------
                                                                                                                    1,136,106
                                                                                                               --------------
          AUSTRIA 0.4%
(a)       C.A.T. oil AG .......................       Energy Equipment & Services              28,410                 400,820
                                                                                                               --------------
          BERMUDA 0.3%
          Luk Fook Holdings (International)
             Ltd. .............................            Specialty Retail                   462,000                 247,672
                                                                                                               --------------
          BRAZIL 0.3%
          Datasul SA ..........................                Software                        19,851                 282,931
                                                                                                               --------------
          CAMBODIA 0.7%
          NagaCorp Ltd. .......................      Hotels, Restaurants & Leisure          2,428,000                 663,265
                                                                                                               --------------
          CHINA 8.0%
          Anhui Tianda Oil Pipe Co. Ltd., H ...       Energy Equipment & Services             705,000                 157,325
          Beauty China Holdings Ltd. ..........            Personal Products                2,339,267               1,023,091
          Beijing Jingkelong Supermarket Chain
             Group Co. Ltd., H ................        Food & Staples Retailing                74,000                  48,402
          Chiwan Wharf Holdings Ltd., B .......      Transportation Infrastructure            699,325               1,069,089
          FerroChina Ltd. .....................             Metals & Mining                 1,134,000               1,016,928
          Hongguo International Holdings
             Ltd. .............................    Textiles, Apparel & Luxury Goods         4,592,000               1,485,156
          Shanghai Prime Machinery Co.
             Ltd., H ..........................                Machinery                    5,882,000               1,214,533
          Sichuan Expressway Co. Ltd., H ......      Transportation Infrastructure          1,376,000                 395,298
          SinoCom Software Group Ltd. .........               IT Services                     339,559                  58,791
          Tong Ren Tang Technologies Co.
             Ltd., H ..........................             Pharmaceuticals                   313,000                 424,706
          Vinda International Holdings Ltd. ...           Household Products                  294,000                  87,477
          Yorkey Optical International Cayman
             Ltd. .............................      Leisure Equipment & Products           2,218,000                 466,513
(a)       Zhejiang Glass Co. Ltd., H ..........             Auto Components                   270,000                 197,377
                                                                                                               --------------
                                                                                                                    7,644,686
                                                                                                               --------------
          CZECH REPUBLIC 0.8%
          Pegas Nonwovens SA ..................    Textiles, Apparel & Luxury Goods            32,200                 749,829
                                                                                                               --------------
          EGYPT 12.7%
(a)       Al Arafa Investment and Consulting
             Co. ..............................            Specialty Retail                   837,191               1,004,629
          Alexandria Mineral Oils Co. .........                Chemicals                       16,000                 220,431
          Delta Sugar Co. .....................              Food Products                     24,000                 165,999
(a)       Egyptian Financial and Industrial
             Co. ..............................                Chemicals                       68,090               4,319,854
          Egyptian International Pharmaceutical
             Industries Co. ...................             Pharmaceuticals                   432,723               2,680,280
          El Ezz Aldekhela Steel Alexa Co. ....             Metals & Mining                     2,000                 557,466
(a, b)    Maridive & Oil Services, 144A .......       Energy Equipment & Services             166,000                 962,800
          Paints & Chemical Industries Co.
             S.A.E. ...........................                Chemicals                      135,119               1,448,387
          Raya Holding Co. ....................               IT Services                     371,800                 829,052
                                                                                                               --------------
                                                                                                                   12,188,898
                                                                                                               --------------
          ESTONIA 0.4%
(a)       Tallink Group Ltd. ..................                 Marine                        291,000                 334,492
          Olympic Entertainment Group A.S. ....      Hotels, Restaurants & Leisure             24,000                  85,029
                                                                                                               --------------
                                                                                                                      419,521
                                                                                                               --------------


                     6 | Quarterly Statements of Investments

Templeton Global Investment Trust

          TEMPLETON EMERGING MARKETS
          SMALL CAP FUND                                       INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          GERMANY 0.2%
(a)       Zhongde Waste Technology AG. ........                Machinery                        5,000          $      198,951
                                                                                                               --------------
          HONG KONG 3.9%
          Aupu Group Holding Co. Ltd. .........           Household Durables                2,716,000                 365,744
          Bauhaus International (Holdings)
             Ltd. .............................    Textiles, Apparel & Luxury Goods         1,060,000                 176,729
          China Green (Holdings) Ltd. .........              Food Products                    471,000                 559,359
          China Infrastructure Machinery
             Holdings Ltd. ....................                Machinery                      194,000                 180,384
          I.T Ltd. ............................            Specialty Retail                 1,812,000                 450,836
          Norstar Founders Group Ltd. .........             Auto Components                   498,000                 132,208
          Road King Infrastructure Ltd. .......      Transportation Infrastructure            822,602                 921,006
          Sa Sa International Holdings Ltd. ...            Specialty Retail                   542,000                 246,071
(a)       Samson Holding Ltd. .................           Household Durables                  229,450                  34,430
          Tack Fat Group International Ltd. ...    Textiles, Apparel & Luxury Goods         1,626,000                 118,865
          Wasion Meters Group Ltd. ............   Electronic Equipment & Instruments        1,150,211                 442,545
          Xinyi Glass Holding Co. Ltd. ........             Auto Components                   266,000                 172,279
                                                                                                               --------------
                                                                                                                    3,800,456
                                                                                                               --------------
          HUNGARY 0.9%
          Ablon Group Ltd. ....................  Real Estate Management & Development         223,860                 680,127
          Egis Nyrt ...........................             Pharmaceuticals                     1,862                 188,131
                                                                                                               --------------
                                                                                                                      868,258
                                                                                                               --------------
          INDIA 13.8%
          ABG Shipyard Ltd. ...................                Machinery                       45,307                 354,604
          Allahabad Bank Ltd. .................            Commercial Banks                   218,500                 283,241
          Ballarpur Industries Ltd. ...........         Paper & Forest Products             2,047,000               1,599,740
          Bharati Shipyard Ltd. ...............                Machinery                       17,817                 128,741
          E.I.D. - Parry (India) Ltd. .........                Chemicals                      229,290                 967,793
          Federal Bank Ltd. ...................            Commercial Banks                   495,672               2,101,381
          Great Eastern Shipping Co. Ltd. .....       Oil, Gas & Consumable Fuels             237,995               2,062,568
          HCL Infosystems Ltd. ................               IT Services                     795,310               2,558,405
          JK Cements Ltd. .....................         Construction Materials                160,771                 494,147
          Maharashtra Seamless Ltd. ...........             Metals & Mining                    94,000                 634,221
          Peninsula Land Ltd. .................  Real Estate Management & Development         362,401                 430,525
          Raymond Ltd. ........................    Textiles, Apparel & Luxury Goods            50,320                 262,384
          Tata Investment Corp. Ltd. ..........             Capital Markets                    61,757                 674,824
          Tulip Telecom Ltd. ..................      Diversified Telecommunication
                                                               Services                        28,587                 679,216
                                                                                                               --------------
                                                                                                                   13,231,790
                                                                                                               --------------
          INDONESIA 2.2%
(a)       PT Panin Life Tbk ...................                Insurance                   91,791,000               2,090,684
                                                                                                               --------------
          ISRAEL 0.8%
(a)       Taro Pharmaceutical Industries
             Ltd. .............................             Pharmaceuticals                    85,100                 804,195
                                                                                                               --------------
          KENYA 0.5%
          British American Tobacco Kenya
             Ltd. Corp. .......................                 Tobacco                       184,300                 471,695
                                                                                                               --------------
          KUWAIT 0.1%
          Kout Food Group .....................      Hotels, Restaurants & Leisure             25,000                  72,159
                                                                                                               --------------
          LATVIA 0.4%
(a)       Grindeks ............................             Pharmaceuticals                    25,723                 351,016
                                                                                                               --------------


                    Quarterly Statements of Investments | 7

Templeton Global Investment Trust

          TEMPLETON EMERGING MARKETS
          SMALL CAP FUND                                       INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          LITHUANIA 0.9%
          Rokiskio Suris AB ...................             Food Products                     364,074          $      855,043
                                                                                                               --------------
          OMAN 0.3%
          AES Barka SAOG ......................            Multi-Utilities                     34,525                 245,256
                                                                                                               --------------
          PAKISTAN 4.4%
(a)       Bank of Punjab ......................            Commercial Banks                 3,115,017               1,421,854
          D.G. Khan Cement Co. Ltd. ...........         Construction Materials                229,000                 225,441
          Indus Motor Co. Ltd. ................              Automobiles                      293,237                 871,542
          Pakistan State Oil Co. Ltd. .........      Oil, Gas & Consumable Fuels              284,600               1,741,151
                                                                                                               --------------
                                                                                                                    4,259,988
                                                                                                               --------------
          PANAMA 1.2%
          Banco Latinoamericano de
             Exportaciones SA, E ..............            Commercial Banks                    69,770               1,129,576
                                                                                                               --------------
          PHILIPPINES 0.8%
          Manila Water Co. ....................            Water Utilities                    650,000                 264,522
(a)       Pepsi-Cola Products Philippines
             Inc. .............................               Beverages                     4,000,000                 225,220
          Philex Mining Corp. .................            Metals & Mining                  1,820,400                 288,212
                                                                                                               --------------
                                                                                                                      777,954
                                                                                                               --------------
          POLAND 2.5%
(a)       Automotive Components Europe SA .....            Auto Components                     96,070                 337,665
(a)       Polski Koncern Miesny Duda SA .......             Food Products                      65,100                 140,526
(a)       Techmex SA ..........................   Electronic Equipment & Instruments          113,403               1,930,671
                                                                                                               --------------
                                                                                                                    2,408,862
                                                                                                               --------------
          RUSSIA 3.2%
(a)       Chelyabinsk Zinc Plant ..............            Metals & Mining                     92,120                 783,020
(a)       Chelyabinsk Zink Plant, GDR .........            Metals & Mining                     29,300                 230,005
(a)       South-Ural Nickel Factory ...........            Metals & Mining                        876                 884,760
(a)       Veropharm ...........................            Pharmaceuticals                     21,255               1,186,029
                                                                                                               --------------
                                                                                                                    3,083,814
                                                                                                               --------------
          SINGAPORE 0.7%
          Sinopipe Holdings Ltd. ..............               Machinery                     2,700,000                 724,393
                                                                                                               --------------
          SOUTH AFRICA 4.1%
          Astral Foods Ltd. ...................             Food Products                      18,060                 209,960
          AVI Ltd. ............................             Food Products                     182,000                 301,105
          Freeworld Coatings Ltd. .............            Specialty Retail                   643,574                 604,314
          Kagiso Media Ltd. ...................                 Media                         882,356               1,228,704
          Lewis Group Ltd. ....................            Specialty Retail                   261,903               1,104,158
(a)       Metorex Ltd. ........................            Metals & Mining                    165,000                 486,937
                                                                                                               --------------
                                                                                                                    3,935,178
                                                                                                               --------------
          SOUTH KOREA 14.6%
          Avista Inc. .........................    Textiles, Apparel & Luxury Goods           141,393               1,486,214
          Binggrae Co. Ltd. ...................             Food Products                      16,680                 575,392
          Daekyo Co. Ltd. .....................                 Media                           7,650                 510,244
          Duzon Digital Ware Co. Ltd. .........                Software                        68,487                 775,510
          Haatz Inc. ..........................           Household Durables                   78,199                 227,909


                     8 | Quarterly Statements of Investments

Templeton Global Investment Trust

          TEMPLETON EMERGING MARKETS
          SMALL CAP FUND                                       INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          SOUTH KOREA (CONTINUED)
          Intelligent Digital Integrated
             Security Co. Ltd. ................           Household Durables                   26,000          $      445,963
          Korea Polyol Co. Ltd. ...............                Chemicals                        9,702                 514,535
          Kukdo Chemical Co. Ltd. .............                Chemicals                       16,948                 508,521
          Misung Polytech Co. Ltd. ............   Electronic Equipment & Instruments           80,699                 601,483
          Neopharm Co. Ltd. ...................            Personal Products                   36,344                 236,158
          SFA Engineering Corp. ...............   Electronic Equipment & Instruments           14,000                 889,632
          Sk Gas Co. Ltd. .....................       Oil, Gas & Consumable Fuels              28,373               2,141,870
          Techno Semichem Co., Ltd. ...........                Chemicals                       70,921               1,626,473
(a)       TK Corp. ............................                Machinery                       57,480               2,471,667
          YBM Sisa.com Inc. ...................      Diversified Consumer Services             40,317                 439,191
          YESCO Co. Ltd. ......................       Oil, Gas & Consumable Fuels              21,054                 630,715
                                                                                                               --------------
                                                                                                                   14,081,477
                                                                                                               --------------
          TAIWAN 1.9%
          G Shank Enterprise Co. Ltd. .........                Machinery                      242,400                 232,793
          Geovision Inc. ......................        Communications Equipment                29,000                 163,378
          Giant Manufacturing Co. Ltd. ........      Leisure Equipment & Products             213,000                 571,920
          KYE Systems Corp. ...................         Computers & Peripherals               129,690                 169,627
          Lite-On IT Corp. ....................         Computers & Peripherals               273,000                 184,381
          Merry Electronics Co. Ltd. ..........           Household Durables                   78,000                 138,767
          Shin Zu Shing Co. Ltd. ..............                Machinery                       22,000                 116,331
          Simplo Technology Co. Ltd. ..........         Computers & Peripherals                25,000                 124,370
          Sunplus Technology Co. Ltd. .........      Semiconductors & Semiconductor
                                                               Equipment                      153,923                 149,090
                                                                                                               --------------
                                                                                                                    1,850,657
                                                                                                               --------------
          THAILAND 6.3%
          Bangkok Chain Hospital PCL ..........    Health Care Providers & Services           790,400                 179,690
          Delta Electronics (Thailand) Public
             Co. Ltd., fgn. ...................   Electronic Equipment & Instruments        1,948,300               1,194,740
          Glow Energy Public Co. Ltd., fgn. ...      Independent Power Producers &
                                                             Energy Traders                 1,231,100               1,086,373
          Hana Microelectronics Public Co.
             Ltd., fgn. .......................   Electronic Equipment & Instruments        1,523,200                 833,819
          Hemaraj Land & Development Public Co.
             Ltd. .............................  Real Estate Management & Development      25,924,800                 891,819
          Precious Shipping Public Co. Ltd.,
             fgn. .............................                 Marine                        853,600                 610,006
          Rojana Industrial Park Public Co.
             Ltd., fgn. .......................  Real Estate Management & Development         758,400                 328,950
          Thai Union Frozen Products Ltd.,
             fgn. .............................             Food Products                   1,840,600                 919,474
                                                                                                               --------------
                                                                                                                    6,044,871
                                                                                                               --------------
          TUNISIA 0.8%
(a)       Amen Bank ...........................            Commercial Banks                    27,090                 724,288
          Banque de l' Habitat ................       Thrifts & Mortgage Finance                1,417                  42,840
                                                                                                               --------------
                                                                                                                      767,128
                                                                                                               --------------
          TURKEY 7.1%
(a)       Akenerji Elektrik Uretim AS .........     Independent Power Producers &
                                                             Energy Traders                     7,236                  66,185
          Alarko Holding AS ...................       Industrial Conglomerates                350,942                 785,285
          Borusan Mannesmann Boru Sanayi ve
             Ticaret AS .......................            Metals & Mining                     16,631                 120,199
(a)       Ipek Matbaacilik Sanayi Ticaret
             AS ...............................       Commercial Services & Supplies          130,500                 240,857


                     Quarterly Statements of Investments | 9

Templeton Global Investment Trust

          TEMPLETON EMERGING MARKETS
          SMALL CAP FUND                                       INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          TURKEY (CONTINUED)
(a)       Kardemir Karabuk Demir Celik
             Sanayi ve Ticaret AS, D ..........             Metals & Mining                 1,072,000          $    1,006,778
          Pinar Sut Mamulleri Sanayii AS ......              Food Products                    314,474                 950,228
          Selcuk Ecza Deposu ..................             Pharmaceuticals                 1,127,305               1,353,318
(a)       Tat Konserve Sanayii AS .............              Food Products                     61,694                 157,195
(a)       Trakya Cam Sanayii AS ...............            Building Products                1,159,204               1,249,612
          Turcas Petrolculuk AS ...............       Oil, Gas & Consumable Fuels             103,000                 398,710
(a)       Turk Hava Yollari Anonim
             Ortakligi ........................                Airlines                       127,000                 518,579
                                                                                                               --------------
                                                                                                                    6,846,946
                                                                                                               --------------
          UKRAINE 1.3%
(a)       XXI Century Investments Public
             Ltd. .............................  Real Estate Management & Development           59,766              1,250,223
                                                                                                               --------------
          UNITED KINGDOM 0.1%
(a)       GMA Resources PLC ...................             Metals & Mining                   446,350                  65,581
                                                                                                               --------------
          VIETNAM 0.3%
(a)       Petrovietnam Insurance JSC ..........                Insurance                      197,000                 267,860
                                                                                                               --------------
          TOTAL COMMON STOCKS
             (COST $114,148,478)                                                                                   94,217,739
                                                                                                               --------------
          PREFERRED STOCKS 1.3%
          BRAZIL 1.3%
          Marcopolo SA, pfd. ..................                Machinery                      314,563               1,234,158
          Saraiva SA Livreiros, pfd. ..........                  Media                          2,458                  49,445
                                                                                                               --------------
          TOTAL PREFERRED STOCKS
             (COST $827,363) ..................                                                                     1,283,603
                                                                                                               --------------
          TOTAL INVESTMENTS
             (COST $114,975,841) 99.4% ........                                                                    95,501,342
          OTHER ASSETS, LESS LIABILITIES
             0.6% .............................                                                                       603,077
                                                                                                               --------------
          NET ASSETS 100.0% ...................                                                                $   96,104,419
                                                                                                               ==============

See Selected Currency and Portfolio Abbreviations on page 26.

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the value of this security was $962,800, representing 1.00% of net assets.

                    See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

          TEMPLETON INCOME FUND                                INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS 42.8%
          AUSTRALIA 0.5%
          Billabong International Ltd. ........     Textiles, Apparel & Luxury Goods          481,763          $    4,985,293
                                                                                                               --------------
          AUSTRIA 0.6%
          Telekom Austria AG ..................      Diversified Telecommunication
                                                                Services                      287,620               6,240,776
                                                                                                               --------------
          CHINA 0.3%
          Travelsky Technology Ltd., H ........               IT Services                   5,259,000               3,460,024
                                                                                                               --------------
          EGYPT 0.4%
          Egyptian Mobile Services ............   Wireless Telecommunication Services         119,135               3,728,510
                                                                                                               --------------
          FRANCE 4.3%
          France Telecom SA ...................      Diversified Telecommunication
                                                                Services                      360,180              10,611,179
          Sanofi-Aventis ......................             Pharmaceuticals                   152,490              10,187,900
          Total SA, B .........................       Oil, Gas & Consumable Fuels             143,590              12,254,448
          Vivendi SA ..........................                  Media                        268,200              10,177,616
                                                                                                               --------------
                                                                                                                   43,231,143
                                                                                                               --------------
          GERMANY 1.7%
          Bayerische Motoren Werke AG .........               Automobiles                     144,720               6,961,616
          Deutsche Post AG ....................         Air Freight & Logistics               231,540               6,026,555
          Siemens AG ..........................         Industrial Conglomerates               38,270               4,225,427
                                                                                                               --------------
                                                                                                                   17,213,598
                                                                                                               --------------
          HONG KONG 3.0%
          Bank of East Asia Ltd. ..............             Commercial Banks                  814,360               4,423,117
(a)       Champion REIT, 144A .................      Real Estate Investment Trusts
                                                                (REITs)                    12,626,000               5,845,633
          Hopewell Holdings Ltd. ..............      Transportation Infrastructure          2,709,000               9,623,816
          RREEF China Commercial Trust ........  Real Estate Management & Development       8,448,000               4,062,971
          Yue Yuen Industrial Holdings Ltd. ...     Textiles, Apparel & Luxury Goods        2,533,000               6,016,372
                                                                                                               --------------
                                                                                                                   29,971,909
                                                                                                               --------------
          ITALY 2.6%
          Eni SpA .............................       Oil, Gas & Consumable Fuels             249,186               9,299,129
          Intesa Sanpaolo SpA .................             Commercial Banks                1,001,556               5,720,749
          UniCredit SpA .......................             Commercial Banks                1,885,281              11,540,291
                                                                                                               --------------
                                                                                                                   26,560,169
                                                                                                               --------------
          JAPAN 2.1%
          Nintendo Co. Ltd. ...................                 Software                        6,300               3,554,561
          Takeda Pharmaceutical Co. Ltd. ......             Pharmaceuticals                   210,500              10,706,919
          Tamron Co. Ltd. .....................       Leisure Equipment & Products            120,300               2,271,949
          Toyota Motor Corp. ..................               Automobiles                      99,200               4,681,317
                                                                                                               --------------
                                                                                                                   21,214,746
                                                                                                               --------------
          MEXICO 0.5%
          Telefonos de Mexico SAB de CV
             (Telmex), L, ADR .................      Diversified Telecommunication
                                                                Services                      121,460               2,876,173
(b)       Telmex Internacional SAB de CV,
             ADR ..............................      Diversified Telecommunication
                                                                Services                      121,460               1,955,506
                                                                                                               --------------
                                                                                                                    4,831,679
                                                                                                               --------------
          NETHERLANDS 1.7%
          ING Groep NV ........................             Capital Markets                   357,710              11,408,632
          Reed Elsevier NV ....................                  Media                        374,101               6,308,827
                                                                                                               --------------
                                                                                                                   17,717,459
                                                                                                               --------------


                    Quarterly Statements of Investments | 11

Templeton Global Investment Trust

          TEMPLETON INCOME FUND                                INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          COMMON STOCKS (CONTINUED)
          RUSSIA 0.4%
          Mobile TeleSystems, ADR .............        Wireless Telecommunication
                                                                Services                      50,890           $    3,898,683
                                                                                                               --------------
          SINGAPORE 1.4%
          Singapore Telecommunications Ltd. ...      Diversified Telecommunication
                                                                Services                    5,453,999              14,512,460
                                                                                                               --------------
          SOUTH AFRICA 0.8%
          Massmart Holdings Ltd. ..............         Food & Staples Retailing              994,289               7,837,449
                                                                                                               --------------
          SOUTH KOREA 0.7%
          Kookmin Bank ........................             Commercial Banks                  112,558               6,646,999
                                                                                                               --------------
          SPAIN 0.7%
          Telefonica SA .......................      Diversified Telecommunication
                                                                Services                      256,118               6,807,424
                                                                                                               --------------
          TAIWAN 2.9%
          Chunghwa Telecom Co. Ltd., ADR ......      Diversified Telecommunication
                                                                Services                      447,327              11,348,686
          Compal Electronics Inc. .............         Computers & Peripherals            10,896,664              11,775,132
          Mega Financial Holding Co. Ltd. .....             Commercial Banks                7,744,000               6,123,151
                                                                                                               --------------
                                                                                                                   29,246,969
                                                                                                               --------------
          THAILAND 1.2%
          Advanced Info Service Public Co.
             Ltd., fgn. .......................   Wireless Telecommunication Services       1,394,600               3,858,825
(b)       Bank of Ayudhya Public Co. Ltd.,
             GDR ..............................             Commercial Banks                6,642,000               4,371,044
          Krung Thai Bank Public Co. Ltd.,
             fgn. .............................             Commercial Banks               16,652,500               4,378,566
                                                                                                               --------------
                                                                                                                   12,608,435
                                                                                                               --------------
          UNITED KINGDOM 10.6%
          Aviva PLC ...........................                Insurance                      616,640               6,154,791
          BP PLC ..............................       Oil, Gas & Consumable Fuels             916,935              10,654,600
          British Sky Broadcasting Group PLC ..                  Media                        526,610               4,951,935
          Centrica PLC ........................             Multi-Utilities                   668,040               4,129,126
          Compass Group PLC ...................      Hotels, Restaurants & Leisure            592,445               4,479,233
          GlaxoSmithKline PLC .................             Pharmaceuticals                   513,196              11,379,477
          HSBC Holdings PLC ...................             Commercial Banks                  820,691              12,725,197
          Kingfisher PLC ......................             Specialty Retail                3,002,837               6,718,238
          Old Mutual PLC ......................                Insurance                    3,833,190               7,086,833
          Pearson PLC .........................                  Media                        574,350               7,031,409
          Royal Bank of Scotland Group PLC ....             Commercial Banks                  515,913               2,209,830
          Royal Dutch Shell PLC, B ............       Oil, Gas & Consumable Fuels             188,066               7,564,679
          Tesco PLC ...........................         Food & Staples Retailing              759,641               5,588,967
          Vodafone Group PLC ..................        Wireless Telecommunication
                                                                Services                    4,931,037              14,652,286
          Yell Group PLC ......................                  Media                      1,286,990               1,807,624
                                                                                                               --------------
                                                                                                                  107,134,225
                                                                                                               --------------
          UNITED STATES 6.4%
          Bank of America Corp. ...............             Commercial Banks                  176,440               4,211,623
          Bristol-Myers Squibb Co. ............             Pharmaceuticals                   181,290               3,721,884
          General Electric Co. ................         Industrial Conglomerates              441,860              11,793,243
          JPMorgan Chase & Co. ................      Diversified Financial Services           173,536               5,954,020
          Merck & Co. Inc. ....................             Pharmaceuticals                   286,806              10,809,718
          Microsoft Corp. .....................                 Software                      448,190              12,329,707
          Pfizer Inc. .........................             Pharmaceuticals                   237,142               4,142,871
          United Parcel Service Inc., B .......         Air Freight & Logistics               191,890              11,795,478
                                                                                                               --------------
                                                                                                                   64,758,544
                                                                                                               --------------


                    12 | Quarterly Statements of Investments

Templeton Global Investment Trust

          TEMPLETON INCOME FUND                                INDUSTRY                    SHARES                   VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          TOTAL COMMON STOCKS
             (COST $484,564,928) ..............                                                                $  432,606,494
                                                                                                               --------------
          EQUITY LINKED SECURITIES 2.7%
          UNITED STATES 2.7%
(a)       The Goldman Sachs Group Inc. into
             Accenture Ltd.,
             6.35%, 144A ......................               IT Services                     133,000               5,208,598
             7.15%, 144A ......................               IT Services                     147,720               5,725,642
(a)       The Goldman Sachs Group Inc. into
             Comcast Corp., 6.275%, 144A ......                  Media                        247,520               4,558,732
(a)       The Goldman Sachs Group Inc. into
             News Corp., 4.80%, 144A ..........                  Media                        446,200               6,837,239
(a)       Morgan Stanley into Comcast Corp.,
             5.00%, 144A ......................                  Media                        242,500               4,637,812
                                                                                                               --------------
          TOTAL EQUITY LINKED SECURITIES
          (COST $29,305,255) ..................                                                                    26,968,023
                                                                                                               --------------
          PREFERRED STOCK (COST $7,453,684)
             1.2%
          BRAZIL 1.2%
          Companhia Vale do Rio Doce, ADR,
             pfd., A ..........................             Metals & Mining                   402,330              12,005,527
                                                                                                               --------------

                                                                                          PRINCIPAL
                                                                                          AMOUNT(d)
                                                                                       --------------
(c)       SENIOR FLOATING RATE INTERESTS 5.6%
          ITALY 0.1%
          Wind Telecomunicazioni SpA,
             Term Loan B-2, 6.88%, 12/12/14 ...      Diversified Telecommunication
                                                                Services                      250,000                 242,583
             Term Loan C-2, 7.38%, 12/12/15 ...      Diversified Telecommunication
                                                                Services                      250,000                 243,790
                                                                                                               --------------
                                                                                                                      486,373
                                                                                                               --------------
          MACAO 0.1%
          VML U.S. Finance LLC (Venetian
             Macau), New Project Term Loans,
             5.06%, 5/25/13 ...................      Hotels, Restaurants & Leisure          1,000,000                 973,906
                                                                                                               --------------
          NETHERLANDS 0.1%
          UPC Financing Partnership, Term Loan
          N, 4.209%, 12/31/14 .................                  Media                      1,000,000                 946,750
                                                                                                               --------------
          UNITED STATES 5.3%
          Affinion Group Inc., Term Loan B,
             4.983% - 5.178%, 10/17/12 ........      Commercial Services & Supplies           933,064                 903,516
          Allied Waste North America Inc.,
             Credit Link, 4.356%, 3/28/14 .....      Commercial Services & Supplies           563,222                 558,332
             Term Loan B, 3.98% - 4.57%,
                3/28/14 .......................      Commercial Services & Supplies           936,778                 928,646
          Alltel Communications Inc., Term Loan
             B-3, 5.232%, 5/18/15 .............   Wireless Telecommunication Services       5,472,500               5,445,137
          Amsted Industries Inc.,
             Delay Draw, 4.65% - 4.92%,
                4/05/13 .......................                Machinery                      590,027                 578,227
             Term Loan B, 4.68% - 4.81%,
                4/05/13 .......................                Machinery                    1,352,985               1,325,925
          ARAMARK Corp.,
             Synthetic L/C, 2.440%, 1/26/14 ...      Commercial Services & Supplies            59,292                  56,065
             Term Loan B, 4.676%, 1/26/14 .....      Commercial Services & Supplies           933,296                 882,495


                    Quarterly Statements of Investments | 13

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                INDUSTRY                   AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          SENIOR FLOATING RATE INTERESTS
             (CONTINUED)
          UNITED STATES (CONTINUED)
          Bausch and Lomb Inc.,
             Delayed Draw Term Loan, 6.051%,
                4/28/15 .......................     Health Care Equipment & Supplies          216,000          $      212,153
             Parent Term Loan B, 6.051%,
                4/28/15 .......................     Health Care Equipment & Supplies        1,432,800               1,407,279
          Celanese U.S. Holdings LLC, Dollar
             Term Loan, 4.188%, 4/02/14 .......                Chemicals                      997,481                 950,880
          Community Health Systems Inc., Term
             Loan, 4.733% - 4.899%, 7/25/14 ...     Health Care Providers & Services        1,360,536               1,284,332
          CSC Holdings Inc. (Cablevision),
             Incremental Term Loan, 4.225%,
             3/29/13 ..........................                  Media                      1,496,183               1,424,806
          DaVita Inc., Term Loan B-1, 3.99% -
             4.22%, 10/05/12 ..................     Health Care Providers & Services          500,000                 481,469
          Dex Media West LLC, Term Loan B,
             7.00%, 10/24/14 ..................                  Media                        678,388                 662,488
          DIRECTV Holdings LLC, Term Loan B,
             3.983%, 4/13/13 ..................                  Media                        412,765                 402,414
          DJO Finance LLC, Term Loan B,
             5.483% - 5.801%, 5/20/14 .........     Health Care Equipment & Supplies          895,500                 873,113
          Education Management LLC, Term Loan
             C, 4.563%, 6/01/13 ...............      Diversified Consumer Services          1,426,770               1,323,924
          Fairchild Semiconductor Corp.,
             Initial Term Loan, 4.301%,
             6/26/13 ..........................      Semiconductors & Semiconductor
                                                               Equipment                      642,845                 617,935
          First Data Corp., Term Loan B-2,
             5.231% - 5.552%, 9/24/14 .........               IT Services                   5,458,750               5,026,826
          Fresenius Medical Care Holdings Inc.,
             Term Loan B, 4.019% - 4.184%,
             3/31/13 ..........................     Health Care Providers & Services        1,000,000                 973,125
          Georgia-Pacific Corp., Term Loan B,
             4.399% - 4.551%, 12/20/12 ........         Paper & Forest Products             1,488,550               1,407,842
(f)       Hawaiian Telecom Communications Inc.,
             Term Loan C, 5.301%, 6/01/14 .....      Diversified Telecommunication
                                                                Services                    1,200,000                 988,000
          HCA Inc., Term Loan B-1, 5.051%,
             11/18/13 .........................     Health Care Providers & Services        3,969,773               3,733,885
          Idearc Inc., Term Loan B, 4.49% -
             4.80%, 11/17/14 ..................                  Media                      1,488,665               1,194,654
          Jarden Corp., Term Loan B-3, 5.301%,
             1/24/12 ..........................            Household Durables                 496,241                 485,430
          Jostens IH Corp. (Visant Holding
             Corp.), Term Loan C, 5.171%,
             12/21/11 .........................            Household Durables               1,139,343               1,123,677
          Nielsen Finance LLC (VNU Inc.), Term
             Loan B, 4.734%, 8/09/13 ..........      Commercial Services & Supplies         1,989,905               1,859,140
          NRG Energy Inc.,
             Credit Link, 2.701%, 2/01/13 .....  Independent Power Producers & Energy
                                                                Traders                       440,822                 421,015
             Term Loan, 4.301%, 2/01/13 .......  Independent Power Producers & Energy
                                                                Traders                       899,935                 859,500
          Nuveen Investments Inc., Term Loan B,
             5.483%, 11/13/14 .................             Capital Markets                 1,795,500               1,682,384
          Oshkosh Truck Corp., Term Loan B,
             4.20% - 4.43%, 12/06/13 ..........                Machinery                      989,873                 932,131


                    14 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                INDUSTRY                   AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          SENIOR FLOATING RATE INTERESTS
             (CONTINUED)
          UNITED STATES (CONTINUED)
          OSI Restaurant Partners LLC (Outback),
             Pre-Funded Revolving Credit,
                2.596%, 6/14/13 ...............      Hotels, Restaurants & Leisure            106,631          $       91,809
             Term Loan B, 5.125%, 6/14/14 .....      Hotels, Restaurants & Leisure          1,336,562               1,150,780
          Penn National Gaming Inc., Term Loan
             B, 4.20% - 4.66%, 10/03/12 .......      Hotels, Restaurants & Leisure            496,173                 482,046
          RBS Global Inc. (Rexnord Corp.), Term
             Loan, 4.983% - 5.318%, 7/22/13 ...                Machinery                      500,000                 473,125
          Regal Cinemas Corp., Term Loan,
             4.301%, 10/27/13 .................                  Media                        496,212                 471,264
          Rockwood Specialties Group Inc., Term
             Loan E, 4.399%, 7/30/12 ..........                Chemicals                    1,696,410               1,638,247
          Texas Competitive Electric Holdings
             Co. LLC, Term Loan B-2, 5.948% -
             6.478%, 10/10/14 .................  Independent Power Producers & Energy
                                                                Traders                     3,980,000               3,692,278
(f)       Tribune Co., Incremental Term Loan,
             7.00%, 5/14/14 ...................                  Media                      1,203,975                 888,935
          TRW Automotive Inc., Tranche B-1 Term
             Loan, 4.188% - 4.25%, 2/09/14 ....             Auto Components                   457,688                 444,244
          Univision Communications Inc.,
             Initial Term Loan B, 4.733% -
             5.149%, 9/29/14 ..................                  Media                      2,000,000               1,651,250
          West Corp., Term Loan B-2, 4.858% -
             5.295%, 10/24/13 .................      Commercial Services & Supplies         1,991,181               1,830,108
                                                                                                               --------------
                                                                                                                   53,820,831
                                                                                                               --------------
          TOTAL SENIOR FLOATING RATE INTERESTS
             (COST $57,142,603) ...............                                                                    56,227,860
                                                                                                               --------------
          CORPORATE BONDS & NOTES 14.2%
          BERMUDA 0.1%
(a)       Intelsat Subsidiary Holding Co. Ltd.,
             senior note, 144A, 8.50%,
             1/15/13 ..........................                  Media                      1,100,000               1,078,000
                                                                                                               --------------
          CANADA 0.5%
          Canadian Natural Resources Ltd.,
             5.90%, 2/01/18 ...................       Oil, Gas & Consumable Fuels           1,000,000                 996,404
          CanWest Media Inc., senior sub. note,
             8.00%, 9/15/12 ...................                  Media                        400,000                 358,000
(a)       CanWest Mediaworks LP, senior sub.
             note, 144A, 9.25%, 8/01/15 .......      Commercial Services & Supplies           600,000                 492,000
          Celestica Inc., senior sub. note,
             7.875%, 7/01/11 ..................    Electronic Equipment & Instruments         500,000                 502,500
             7.625%, 7/01/13 ..................    Electronic Equipment & Instruments         200,000                 193,000
(a)       Nortel Networks Ltd., senior note,
             144A, 10.75%, 7/15/16 ............         Communications Equipment              700,000                 696,500
          Novelis Inc., senior note, 7.25%,
             2/15/15 ..........................             Metals & Mining                 1,000,000                 950,000
          Quebecor Media Inc., senior note,
             7.75%, 3/15/16 ...................                  Media                      1,100,000               1,028,500
                                                                                                               --------------
                                                                                                                    5,216,904
                                                                                                               --------------


                    Quarterly Statements of Investments | 15

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                INDUSTRY                   AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          GERMANY 0.1%
(a)       E.ON International Finance BV, 144A,
             5.80%, 4/30/18 ...................           Electric Utilities                1,000,000          $      983,836
          FMC Finance III SA, senior note,
             6.875%, 7/15/17 ..................    Health Care Providers & Services           350,000                 345,625
                                                                                                               --------------
                                                                                                                    1,329,461
                                                                                                               --------------
          ICELAND 0.0%(e)
(a, c)    Landsbanki Islands HF, 144A, FRN,
             3.338%, 8/25/09 ..................            Commercial Banks                   500,000                 468,045
                                                                                                               --------------
          INDIA 0.1%
(a)       ICICI Bank Ltd., 144A, 6.625%,
             10/03/12 .........................            Commercial Banks                 1,500,000               1,482,111
                                                                                                               --------------
          ITALY 0.2%
          Telecom Italia Capital, senior note,
             4.95%, 9/30/14 ...................     Diversified Telecommunication
                                                               Services                     2,000,000               1,822,580
                                                                                                               --------------
          JAMAICA 0.1%
(a)       Digicel Group Ltd., senior note,
             144A, 8.875%, 1/15/15 ............       Wireless Telecommunication
                                                               Services                     1,000,000                 953,750
                                                                                                               --------------
          KAZAKHSTAN 0.7%
(g)       HSBK (Europe) BV, Reg S, 7.25%,
             5/03/17 ..........................            Consumer Finance                 2,400,000               2,091,600
(a)       HSBK (Europe) BV, 144A, 7.25%,
             5/03/17 ..........................            Commercial Banks                   800,000                 700,000
(a, f)    Kazmunaigaz Finance SUB BV, 144A,
             9.125%, 7/02/18 ..................     Diversified Financial Services          4,100,000               4,094,875
                                                                                                               --------------
                                                                                                                    6,886,475
                                                                                                               --------------
          NETHERLANDS 0.1%
(a)       Intergen NV, senior secured note,
             144A, 9.00%, 6/30/17 .............             Gas Utilities                     500,000                 520,000
                                                                                                               --------------
          RUSSIA 0.2%
(g)       Alfa MTN Markets Ltd. for ABH
             Financial Ltd., Reg S, 8.20%,
             6/25/12 ..........................            Commercial Banks                   495,000                 478,192
(a)       LUKOIL International Finance BV,
             144A, 6.656%, 6/07/22 ............      Oil, Gas & Consumable Fuels            2,000,000               1,822,500
                                                                                                               --------------
                                                                                                                    2,300,692
                                                                                                               --------------
          SOUTH AFRICA 0.1%
(a, c)    Edcon Holdings, 144A, FRN, 10.46%,
             6/15/15 ..........................            Cash Equivalents                   500,000     EUR         401,523
(c, g)    Edcon Proprietary Ltd., senior
             secured note, Reg S, FRN, 8.21%,
             6/15/14 ..........................            Specialty Retail                   800,000     EUR         831,389
                                                                                                               --------------
                                                                                                                    1,232,912
                                                                                                               --------------
          SOUTH KOREA 0.1%
          Kumho Industrial Co. Ltd., 5.75%,
             8/04/09 ..........................       Construction & Engineering          780,000,000     KRW         737,254
             10/23/09 .........................       Construction & Engineering          370,000,000     KRW         344,685
                                                                                                               --------------
                                                                                                                    1,081,939
                                                                                                               --------------
          SWITZERLAND 0.1%
(a)       Petroplus Finance Ltd., senior note,
             144A, 6.75%, 5/01/14 .............      Oil, Gas & Consumable Fuels            1,000,000                 910,000
                                                                                                               --------------


                    16 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                INDUSTRY                   AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          UNITED KINGDOM 0.4%
(a)       British Sky Broadcasting Group PLC,
             senior note, 144A, 6.10%,
             2/15/18...........................                  Media                      2,000,000          $    1,972,862
(a)       Ceva Group PLC, senior note, 144A,
             10.00%, 9/01/14...................   Commercial Services & Supplies              500,000                 516,250
(a)       Ineos Group Holdings PLC, 144A,
             8.50%, 2/15/16....................                Chemicals                    1,000,000                 662,500
          Inmarsat Finance II PLC, senior note,
             zero cpn. to 11/15/08, 10.375%
             thereafter, 11/15/12..............   Diversified Telecommunication
                                                              Services                      1,000,000               1,015,000
                                                                                                               --------------
                                                                                                                    4,166,612
                                                                                                               --------------
          UNITED STATES 11.4%
          The AES Corp., senior note, 8.00%,
             10/15/17..........................  Independent Power Producers & Energy
                                                                Traders                     1,000,000                 985,000
(a)       Allison Transmission Inc., senior
             note, 144A, 11.00%, 11/01/15......             Auto Components                 1,000,000                 900,000
(a, c)    American International Group Inc.,
             junior sub. deb., 144A, FRN,
             8.175%, 5/15/58...................                Insurance                    1,400,000               1,322,485
          ARAMARK Corp., senior note, 8.50%,
             2/01/15...........................     Commercial Services & Supplies          1,100,000               1,083,500
(h)       Bank of America Corp., pfd., sub.
             bond, M, 8.125%, Perpetual........     Diversified Financial Services          3,000,000               2,839,530
(a)       Cargill Inc., 144A, 6.00%, 11/27/17..              Food Products                  1,000,000                 997,446
          CenterPoint Energy Inc., senior note,
             6.125%, 11/01/17..................             Multi-Utilities                 2,000,000               1,953,520
          CCH II LLC, senior note, 10.25%,
             9/15/10  .........................                 Media                       1,000,000                 972,500
          Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13...................       Oil, Gas & Consumable Fuels              50,000                  50,375
             6.25%, 1/15/18....................       Oil, Gas & Consumable Fuels           1,550,000               1,433,750
          CIT Group Inc., senior note, 7.625%,
             11/30/12..........................     Diversified Financial Services          2,000,000               1,664,414
          Citigroup Capital XXI, pfd., junior
             sub. bond, 8.30%, 12/21/77........            Commercial Banks                 3,000,000               2,845,557
          Comcast Corp., senior note, 6.30%,
             11/15/17..........................                  Media                      1,000,000                 993,702
          Copano Energy LLC, senior note,
             8.125%, 3/01/16...................       Oil, Gas & Consumable Fuels           1,000,000               1,010,000
          Crown Americas Inc., senior note,
             7.75%, 11/15/15...................         Containers & Packaging              1,000,000               1,005,000
          CSC Holdings Inc., senior deb.,
             7.625%, 7/15/18...................                  Media                        600,000                 555,000
          Dean Foods Inc., senior note, 7.00%,
             6/01/16...........................              Food Products                    600,000                 523,500
          Dex Media Inc., senior disc. note,
             zero cpn. to 11/15/08, 9.00%
             thereafter, 11/15/13..............                  Media                        200,000                 144,000
          Dex Media Finance/West, senior sub.
             note, 9.875%, 8/15/13.............                  Media                        150,000                 135,375
(a)       DIRECTV Holdings LLC, senior note,
             144A, 7.625%, 5/15/16.............                  Media                      1,000,000                 990,000
          Dish Network Corp., senior note,
             7.125%, 2/01/16...................                  Media                      1,100,000               1,020,250


                    Quarterly Statements of Investments | 17

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                INDUSTRY                   AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          UNITED STATES (CONTINUED)
          Dole Food Co. Inc., senior note,
             8.625%, 5/01/09...................              Food Products                    100,000          $       95,750
          Dollar General Corp., senior note,
             10.625%, 7/15/15..................            Multiline Retail                 1,000,000                 995,000
          DRS Technologies Inc., senior sub.
             note,
             6.875%, 11/01/13..................           Aerospace & Defense                 600,000                 603,000
             7.625%, 2/01/18...................           Aerospace & Defense                 200,000                 212,500
          Dynegy Holdings Inc., senior note,
             7.50%, 6/01/15....................  Independent Power Producers & Energy
                                                                Traders                       500,000                 463,750
             8.375%, 5/01/16...................  Independent Power Producers & Energy
                                                                Traders                       500,000                 487,500
          Edison Mission Energy, senior note,
             7.00%, 5/15/17....................           Electric Utilities                1,000,000                 940,000
          Embarq Corp., senior note, 7.082%,
             6/01/16...........................  Diversified Telecommunication Services     2,000,000               1,903,890
(a)       Fontainebleau Las Vegas, 144A,
             10.25%, 6/15/15...................      Hotels, Restaurants & Leisure          1,000,000                 655,000
          Ford Motor Credit Co. LLC, senior
             note,
             5.80%, 1/12/09..............                     Automobiles                     250,000                 238,744
             9.875%, 8/10/11...................               Automobiles                     850,000                 716,811
          Forest City Enterprises Inc., senior
             note, 7.625%, 6/01/15.............  Real Estate Management & Development         150,000                 140,250
          Freeport-McMoRan Copper & Gold Inc.,
             senior note, 8.375%, 4/01/17......             Metals & Mining                   200,000                 211,328
          Fresenius Medical Care Capital
             Trust IV, 7.875%, 6/15/11.........    Health Care Providers & Services           250,000                 259,375
          General Electric Capital Corp.,
             senior note, A, 8.50%, 4/06/18....     Diversified Financial Services        109,000,000 MXN           9,200,217
          GMAC LLC,
             7.25%, 3/02/11....................            Consumer Finance                 1,750,000               1,287,263
             6.875%, 8/28/12...................            Consumer Finance                   250,000                 171,390
          The Goldman Sachs Group Inc., sub.
             note, 6.75%, 10/01/37.............             Capital Markets                 3,000,000               2,755,830
          HCA Inc.,
             senior note, 6.50%, 2/15/16.......    Health Care Providers & Services         1,100,000                 921,250
             senior secured note, 9.125%,
                11/15/14.......................    Health Care Providers & Services           500,000                 512,500
          Huntsman International LLC, senior
             sub. note, 7.875%, 11/15/14.......                Chemicals                      250,000                 230,000
          Idearc Inc., senior note, 8.00%,
             11/15/16..........................                  Media                      1,000,000                 633,750
          Iron Mountain Inc., senior sub. note,
             8.75%, 7/15/18....................               IT Services                     300,000                 310,500
          iStar Financial Inc., senior note,
             5.65%, 9/15/11....................      Real Estate Investment Trusts
                                                                (REITs)                     2,000,000               1,711,202
          Jarden Corp., senior sub. note,
             7.50%, 5/01/17....................           Household Durables                1,000,000                 875,000
          Jostens IH Corp., senior sub. note,
             7.625%, 10/01/12..................           Household Durables                1,000,000                 987,500
          JPMorgan Chase Capital XXII, sub.
             bond, 6.45%, 2/02/37..............             Capital Markets                 2,000,000               1,722,828
          KB Home, senior note, 6.25%,
             6/15/15...........................           Household Durables                1,100,000                 929,500
          The Kroger Co., 6.15%, 1/15/20.......        Food & Staples Retailing             1,000,000                 993,053


                    18 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                INDUSTRY                   AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          UNITED STATES (CONTINUED)
          Lamar Media Corp., senior sub. note,
             7.25%, 1/01/13....................                  Media                        100,000          $       96,625
             6.625%, 8/15/15...................                  Media                      1,000,000                 915,000
          Lehman Brothers Holdings Inc.,
             senior note, 6.20%, 9/26/14.......             Capital Markets                 1,000,000                 956,760
             sub. note, 6.50%, 7/19/17.........             Capital Markets                 2,000,000               1,855,768
          Liberty Media Corp., senior note,
             5.70%, 5/15/13....................                  Media                      1,100,000                 991,738
(a)       MacDermid Inc., senior sub. note,
             144A, 9.50%, 4/15/17..............                Chemicals                    1,100,000               1,001,000
          Mariner Energy Inc., senior note,
             7.50%, 4/15/13....................       Oil, Gas & Consumable Fuels           1,000,000                 975,000
          MarkWest Energy Partners LP, senior
             note, 6.875%, 11/01/14............       Oil, Gas & Consumable Fuels           1,000,000                 947,500
(a)       144A, 8.75%, 4/15/18.................       Oil, Gas & Consumable Fuels             100,000                 102,750
          Merrill Lynch & Co. Inc., senior
             note, 6.40%, 8/28/17..............             Capital Markets                 3,000,000               2,788,317
(c)       MetLife Inc., junior sub. note, FRN,
             6.40%, 12/15/66...................                Insurance                    3,000,000               2,632,653
          MetroPCS Wireless Inc., senior note,
             9.25%, 11/01/14...................   Wireless Telecommunication Services       1,100,000               1,064,250
          MGM MIRAGE, senior note,
             6.625%, 7/15/15...................      Hotels, Restaurants & Leisure            600,000                 484,500
             7.50%, 6/01/16....................      Hotels, Restaurants & Leisure            400,000                 331,000
          Michaels Stores Inc., senior note,
             10.00%, 11/01/14..................            Specialty Retail                 1,600,000               1,394,000
          Morgan Stanley,
             senior note, 6.625%, 4/01/18......             Capital Markets                 1,000,000                 950,515
             sub. note, 4.75%, 4/01/14.........             Capital Markets                 2,000,000               1,826,260
          Nalco Co., senior sub. note, 8.875%,
             11/15/13..........................                Chemicals                    1,000,000               1,030,000
          NewPage Corp., senior secured note,
             10.00%, 5/01/12...................         Paper & Forest Products             1,100,000               1,119,250
(a)       Nortek Inc., senior note, 144A,
             10.00%, 12/01/13..................            Building Products                  100,000                  96,000
          NRG Energy Inc., senior note, 7.375%,
             2/01/16...........................  Independent Power Producers & Energy
                                                                Traders                     1,600,000               1,510,000
(a)       Outback Steakhouse Inc., senior note,
             144A, 10.00%, 6/15/15.............      Hotels, Restaurants & Leisure            800,000                 522,000
          Pinnacle Entertainment Inc., senior
             sub. note,
             8.25%, 3/15/12....................      Hotels, Restaurants & Leisure          1,000,000                 987,500
             8.75%, 10/01/13...................      Hotels, Restaurants & Leisure            100,000                 100,500
          Plains Exploration & Production Co.,
             senior note, 7.625%, 6/01/18......       Oil, Gas & Consumable Fuels           1,100,000               1,105,500
          PNM Resources Inc., senior note,
             9.25%, 5/15/15....................             Multi-Utilities                   500,000                 518,750
          Quest Diagnostics Inc., 6.40%,
             7/01/17...........................    Health Care Providers & Services         2,000,000               1,987,198
          Quicksilver Resources Inc., senior
             note, 7.75%, 8/01/15..............       Oil, Gas & Consumable Fuels             900,000                 895,500


                    Quarterly Statements of Investments | 19

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                  INDUSTRY                 AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          UNITED STATES (CONTINUED)
          R.H. Donnelley Corp.,
             senior disc. note, A-2, 6.875%,
             1/15/13 ..........................                   Media                       200,000          $      120,000
             senior note, A-3, 8.875%,
             1/15/16 ..........................                   Media                     1,600,000                 968,000
          Radio One Inc., senior sub. note,
             6.375%, 2/15/13 ..................                   Media                     1,000,000                 735,000
          RBS Global & Rexnord Corp.,
             senior note, 9.50%, 8/01/14 ......                 Machinery                     700,000                 679,000
             senior sub. note, 11.75%,
             8/01/16 ..........................                 Machinery                     300,000                 289,500
          Royal Caribbean Cruises Ltd., senior
             deb., 7.25%, 3/15/18 .............       Hotels, Restaurants & Leisure         1,000,000                 852,500
          RSC Equipment Rental Inc., senior
             note, 9.50%, 12/01/14 ............     Trading Companies & Distributors        1,000,000                 840,000
(a)       SandRidge Energy Inc., senior note,
             144A, 8.00%, 6/01/18 .............        Oil, Gas & Consumable Fuels            500,000                 505,000
          Sanmina-SCI Corp.,
(a, c)    senior note, 144A, FRN, 5.53%,
             6/15/14 ..........................    Electronic Equipment & Instruments         600,000                 558,000
          senior sub. note, 8.125%, 3/01/16 ...    Electronic Equipment & Instruments         500,000                 452,500
          Smithfield Foods Inc., senior note,
             7.75%, 5/15/13 ...................               Food Products                   400,000                 355,000
             7/01/17 ..........................               Food Products                   200,000                 167,000
          Smurfit Kappa Funding PLC, senior
             sub. note, 7.75%, 4/01/15 ........          Paper & Forest Products              400,000                 366,000
          Station Casinos Inc., senior sub.
             note, 6.875%, 3/01/16 ............       Hotels, Restaurants & Leisure         1,600,000                 882,000
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .....                IT Services                    300,000                 304,500
             senior sub. note, 10.25%,
             8/15/15 ..........................                IT Services                  1,300,000               1,313,000
          Tenet Healthcare Corp., senior note,
             7.375%, 2/01/13 ..................     Health Care Providers & Services        1,000,000                 945,000
          Tesoro Corp., senior note, 6.50%,
             6/01/17 ..........................        Oil, Gas & Consumable Fuels          1,700,000               1,534,250
(a)       Texas Competitive Electric Holdings
             Co. LLC, senior note, 144A,
             10.25%, 11/01/15 ................    Independent Power Producers & Energy
                                                                Traders                     1,000,000                 985,000
          Time Warner Inc., 5.875%,
             11/15/16 .........................                   Media                     2,000,000               1,890,662
          TransDigm Inc., senior sub. note,
             7.75%, 7/15/14 ...................           Aerospace & Defense               1,000,000                 992,500
(a)       TRW Automotive Inc., senior note,
             144A, 7.25%, 3/15/17 .............              Auto Components                1,000,000                 845,000
          UBS AG Stamford, senior note,
             5.875%, 12/20/17 .................             Commercial Banks                2,000,000               1,951,760
(i)       United Surgical Partners
             International Inc.,
             senior sub. note, PIK, 9.25%,
             5/01/17 ..........................     Health Care Providers & Services        1,000,000                 925,000
(a, i)    Univision Communications Inc.,
             senior note, 144A, PIK, 9.75%,
             3/15/15 ..........................                   Media                     1,600,000               1,184,000
(c, i)    U.S. Oncology Holdings Inc.,
             senior note, FRN, PIK, 7.95%,
             3/15/12 ..........................     Health Care Providers & Services        1,048,000                 833,160
          Vanguard Health Holding Co. II LLC,
             senior sub. note, 9.00%,
             10/01/14 .........................     Health Care Providers & Services        1,100,000               1,094,500
          Verizon Communications Inc., 6.10%,
             4/15/18 ..........................      Diversified Telecommunication
                                                                 Services                   3,000,000               2,986,797


                    20 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                  INDUSTRY                 AMOUNT(d)                 VALUE
          -------------------------------------  ------------------------------------  --------------          --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          UNITED STATES (CONTINUED)
          Viacom Inc., senior note, 6.875%,
             4/30/36 ..........................                 Media                       2,000,000          $    1,887,586
          Weatherford International Ltd.,
             senior note, 6.00%, 3/15/18 ......      Energy Equipment & Services            1,000,000                 990,151
(h)       Wells Fargo Capital XIII, 7.70%,
             Perpetual ........................           Commercial Banks                  1,700,000               1,692,251
          The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 ..................      Oil, Gas & Consumable Fuels              600,000                 633,000
             8.75%, 3/15/32 ...................      Oil, Gas & Consumable Fuels              400,000                 456,000
                                                                                                               --------------
                                                                                                                  114,989,036
                                                                                                               --------------
          TOTAL CORPORATE BONDS & NOTES
             (COST $152,029,489) ..............                                                                   144,438,517
                                                                                                               --------------
          FOREIGN GOVERNMENT AND AGENCY
             SECURITIES 24.2% ARGENTINA 1.0%
(c, j)    Government of Argentina, senior bond,
             FRN, 3.092%, 8/03/12 .............                                            19,985,000              10,559,239
                                                                                                               --------------
          AUSTRALIA 0.5%
          New South Wales Treasury Corp.,
             6.00%, 5/01/12 ...................                                             4,900,000     AUD       4,491,665
          Queensland Treasury Corp., 6.00%,
             7/14/09 ..........................                                             1,080,000     AUD       1,021,602
                                                                                                               --------------
                                                                                                                    5,513,267
                                                                                                               --------------
          BRAZIL 4.9%
          Nota Do Tesouro Nacional,
             9.762%, 1/01/12 ..................                                                24,320(k)  BRL      13,195,523
             9.762%, 1/01/14 ..................                                                 5,000(k)  BRL       2,571,471
             9.762%, 1/01/17 ..................                                                31,425(k)  BRL      15,244,910
(l)       Index Linked, 6.00%, 5/15/15 ........                                                 2,600(k)  BRL       2,593,219
(l)       Index Linked, 6.00%, 5/15/45 ........                                                15,735(k)  BRL      15,588,355
                                                                                                               --------------
                                                                                                                   49,193,478
                                                                                                               --------------
          EL SALVADOR 0.0%(e)
(a)       Government of El Salvador, 144A,
             7.65%, 6/15/35 ...................                                               100,000                 105,100
                                                                                                               --------------
          FRANCE 1.9%
          Government of France, 4.25%,
             10/25/17 .........................                                            13,050,000     EUR      19,716,562
                                                                                                               --------------
          INDONESIA 2.3%
          Government of Indonesia,
             13.15%, 3/15/10 ..................                                           500,000,000     IDR          55,332
             15.425%, 9/15/10 .................                                         1,550,000,000     IDR         178,095
             10.00%, 10/15/11 .................                                         3,375,000,000     IDR         337,971
             13.15%, 1/15/12 ..................                                         2,700,000,000     IDR         295,072
             11.00%, 12/15/12 .................                                           100,000,000     IDR          10,110
             14.25%, 6/15/13 ..................                                        10,805,000,000     IDR       1,218,462
             14.275%, 12/15/13 ................                                         2,615,000,000     IDR         295,515
             11.00%, 10/15/14 .................                                           980,000,000     IDR          96,386
             9.50%, 6/15/15 ...................                                         4,937,000,000     IDR         445,020
             10.75%, 5/15/16 ..................                                         3,050,000,000     IDR         289,660


                    Quarterly Statements of Investments | 21

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                                           AMOUNT(d)                 VALUE
          -------------------------------------                                        --------------          --------------
          FOREIGN GOVERNMENT AND AGENCY
          SECURITIES (CONTINUED)
          INDONESIA (CONTINUED)
          Government of Indonesia, (continued)
             10.00%, 7/15/17 ..................                                         4,156,000,000     IDR  $      373,359
             11.50%, 9/15/19 ..................                                         7,315,000,000     IDR         703,293
             11.00%, 11/15/20 .................                                        15,000,000,000     IDR       1,382,835
             12.80%, 6/15/21 ..................                                        24,487,000,000     IDR       2,536,692
             12.90%, 6/15/22 ..................                                        10,410,000,000     IDR       1,081,601
             10.25%, 7/15/22 ..................                                         3,500,000,000     IDR         301,201
             11.75%, 8/15/23 ..................                                        20,415,000,000     IDR       1,948,087
             11.00%, 9/15/25 ..................                                        34,000,000,000     IDR       3,054,631
             12.00%, 9/15/26 ..................                                         3,350,000,000     IDR         324,093
             10.25%, 7/15/27 ..................                                        95,460,000,000     IDR       8,002,135
             9.75%, 5/15/37 ...................                                         1,750,000,000     IDR         137,134
                                                                                                               --------------
                                                                                                                   23,066,684
                                                                                                               --------------
          IRAQ 0.3%
(a)       Government of Iraq, 144A, 5.80%,
             1/15/28 ..........................                                             4,089,000               2,964,525
                                                                                                               --------------
          MALAYSIA 3.2%
          Government of Malaysia,
             3.562%, 7/15/08 ..................                                             1,580,000     MYR         483,553
             3.917%, 9/30/08 ..................                                               300,000     MYR          91,858
             7.00%, 3/15/09 ...................                                             5,780,000     MYR       1,809,605
             3.756%, 4/28/11 ..................                                            61,440,000     MYR      18,601,437
             3.833%, 9/28/11 ..................                                                 5,000     MYR           1,514
             3.461%, 7/31/13 ..................                                             2,980,000     MYR         876,252
             3.814%, 2/15/17 ..................                                             5,730,000     MYR       1,640,123
             4.24%, 2/07/18 ...................                                            32,100,000     MYR       9,387,091
                                                                                                               --------------
                                                                                                                   32,891,433
                                                                                                               --------------
          MEXICO 3.6%
          Government of Mexico,
             8.00%, 12/17/15 ..................                                               350,000(m)  MXN       3,192,384
             10.00%, 12/05/24 .................                                             3,260,000(m)  MXN      33,513,458
                                                                                                               --------------
                                                                                                                   36,705,842
                                                                                                               --------------
          NETHERLANDS 1.4%
          Government of the Netherlands, 4.50%,
             7/15/17 ..........................                                             8,980,000     EUR      13,842,970
                                                                                                               --------------
          NEW ZEALAND 0.1%
          Government of New Zealand, 6.00%,
             4/15/15 ..........................                                               830,000     NZD         619,507
                                                                                                               --------------
          NORWAY 0.5%
          Government of Norway,
             5.50%, 5/15/09 ...................                                            24,800,000     NOK       4,834,534
             6.50%, 5/15/13 ...................                                             3,300,000     NOK         681,510
                                                                                                               --------------
                                                                                                                    5,516,044
                                                                                                               --------------


                    22 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                                           AMOUNT(d)                 VALUE
          -------------------------------------                                        --------------          --------------
          FOREIGN GOVERNMENT AND AGENCY
          SECURITIES (CONTINUED)
          PERU 0.5%
          Government of Peru,
             series 7, 8.60%, 8/12/17 .........                                             4,830,000     PEN  $    1,806,363
             7.84%, 8/12/20 ...................                                             2,190,000     PEN         786,031
             7.35%, 7/21/25 ...................                                             2,340,000               2,620,800
                                                                                                               --------------
                                                                                                                    5,213,194
                                                                                                               --------------
          POLAND 1.0%
          Government of Poland,
             6.00%, 5/24/09 ...................                                             8,015,000     PLN       3,732,278
             6.25%, 10/24/15 ..................                                               855,000     PLN         391,609
             5.75%, 9/23/22 ...................                                            12,900,000     PLN       5,604,369
                                                                                                               --------------
                                                                                                                    9,728,256
                                                                                                               --------------
          SOUTH KOREA 1.5%
          Korea Treasury Bond,
             5.50%, 9/10/17 ...................                                         7,323,000,000     KRW       6,738,888
             5.25%, 3/10/27 ...................                                         9,100,800,000     KRW       7,932,280
                                                                                                               --------------
                                                                                                                   14,671,168
                                                                                                               --------------
          SUPRANATIONAL 0.5%(n)
          Inter-American Development Bank,
             senior note, 7.50%, 12/05/24 .....                                            60,000,000     MXN       4,714,369
                                                                                                               --------------
          SWEDEN 1.0%
          Government of Sweden,
             5.00%, 1/28/09 ...................                                            55,150,000     SEK       9,182,893
(o)          Strip, 9/17/08 ...................                                             4,000,000     SEK         658,189
                                                                                                               --------------
                                                                                                                    9,841,082
                                                                                                               --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY
             SECURITIES (COST $247,189,477) ...                                                                   244,862,720
                                                                                                               --------------
          MUNICIPAL BONDS 1.5%
          UNITED STATES 1.5%
             Chicago Waterworks Revenue, second
             lien, Refunding, FSA Insured,
             5.00%, 11/01/19 ..................                                             1,750,000               1,848,192
          Dickinson ISD, GO, Schoolhouse, 4.75%,
             2/15/33 ..........................                                               625,000                 599,563
          Florida State Board of Education
             Lottery Revenue, Series B, MBIA
                Insured, 5.00%, 7/01/20 .......                                             1,470,000               1,528,638
                7/01/21 .......................                                             1,355,000               1,402,425
                7/01/22 .......................                                             1,600,000               1,650,816
          Illinois Finance Authority Revenue,
             Alexian Brothers Health System,
                Refunding, Series A, FSA
                Insured, 5.00%, 1/01/20 .......                                             1,800,000               1,810,944
          JEA Water and Sewer System Revenue,
             Refunding, Series B, MBIA Insured,
             4.75%, 10/01/40 ..................                                             2,345,000               2,184,110


                    Quarterly Statements of Investments | 23

Templeton Global Investment Trust

                                                                                          PRINCIPAL
          TEMPLETON INCOME FUND                                                           AMOUNT(d)                 VALUE
          -------------------------------------                                        --------------          --------------
          MUNICIPAL BONDS (CONTINUED)
          UNITED STATES (CONTINUED)
          Metropolitan Government Nashville and
             Davidson County Health and
                Educational Facilities Board
                   Revenue, Vanderbilt
                      University, Refunding,
                      Series A, 5.00%,
                         10/01/18 .............                                               800,000          $      864,552
                      Series B, 5.00%,
                         10/01/18 .............                                               600,000                 645,804
          Public Power Generation Agency
             Revenue, Whelan Energy Center
                   Unit 2, Series A,
                      AMBAC Insured, 5.00%,
                         1/01/19 ..............                                             1,100,000               1,160,720
          Regional Transportation District COP,
             Transit Vehicles Project,
                Series A, 5.00%, 12/01/21 .....                                             1,300,000               1,343,316
                                                                                                               --------------
          TOTAL MUNICIPAL BONDS
             (COST $14,994,976) ...............                                                                    15,039,080
                                                                                                               --------------

                                                                                          NOTIONAL
                                                                                           AMOUNT
                                                                                       --------------
          OPTIONS PURCHASED (COST $3,750)
             0.0%(e)
          PUTS
          BRAZIL 0.0%(e)
          Brazilian Real Put, strike price 2.05
             BRL,
                expiration date 1/20/09 .......                                        $      100,000                     402
                                                                                                               --------------
          TOTAL LONG TERM INVESTMENTS
             (COST $992,684,162) ..............                                                                   932,148,623
                                                                                                               --------------

                                                                                          PRINCIPAL
                                                                                          AMOUNT(d)
                                                                                       --------------
          SHORT TERM INVESTMENTS 8.7%
          FOREIGN GOVERNMENT SECURITIES 3.9%
          EGYPT 3.6%
(o)       Egypt Treasury Bills, 7/01/08 -
             6/30/09 ..........................                                           201,275,000     EGP      36,248,373
                                                                                                               --------------
          MALAYSIA 0.3%
          Government of Malaysia, 6.45%,
             7/01/08 ..........................                                            11,105,000     MYR       3,398,623
                                                                                                               --------------
          TOTAL FOREIGN GOVERNMENT SECURITIES
             (COST $38,517,874) ...............                                                                    39,646,996
                                                                                                               --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET
          FUND (COST $1,031,202,037) ..........                                                                   971,795,619
                                                                                                               --------------

                                                                                           SHARES
                                                                                       --------------
          MONEY MARKET FUND
          (COST $48,121,161) 4.8%
          UNITED STATES 4.8%
(p)       Franklin Institutional Fiduciary
             Trust Money
             Market Portfolio, 2.17% ..........                                            48,121,161              48,121,161
                                                                                                               --------------


                    24 | Quarterly Statements of Investments

Templeton Global Investment Trust

          TEMPLETON INCOME FUND                                                                                     VALUE
          -------------------------------------                                                                --------------
          TOTAL INVESTMENTS
             (COST $1,079,323,197) 100.9% .....                                                                $1,019,916,780
                                                                                                               --------------
          NET UNREALIZED LOSS ON INTEREST RATE
             SWAPS (0.2)% .....................                                                                    (1,938,771)
          NET UNREALIZED LOSS ON FORWARD
             EXCHANGE CONTRACTS (0.8)% ........                                                                    (7,873,874)
          OTHER ASSETS, LESS LIABILITIES 0.1%                                                                       1,463,429
                                                                                                               --------------
             NET ASSETS 100.0% ................                                                                $1,011,567,564
                                                                                                               ==============

See Selected Currency and Portfolio Abbreviations on page 26.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $64,301,714, representing 6.34% of net assets.

(b)  Non-income producing for the twelve months ended June 30, 2008.

(c)  The coupon rate shown represents the rate at period end.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  Rounds to less than 0.1% of net assets.

(f) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Board of Trustees. At June 30, 2008, the aggregate value of these securities was $3,401,181, representing 0.34% of net assets.

(h)  Perpertual bond with no stated maturity.

(i)  Income may be received in additional securities and/or cash.

(j) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(k)  Principal amount is stated in 1000 Brazilian Real Units.

(l)  Redemption price at maturity is adjusted for inflation.

(m)  Principal amount is stated in 100 Mexican Peso Units.

(n) A supranational organization is an entity formed by two or more central governments through international treaties.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 25

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
BDR   - Brazilian Depository Receipt
FHLB  - Federal Home Loan Bank
FRN   - Floating Rate Note
FSA   - Financial Security Assurance Inc.
GDR   - Global Depository Receipt
GO    - General Obligation
ISD   - Independent School District
L/C   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance Corp.
MTN   - Medium Term Note
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust

                     See Notes to Statements of Investments.


                    26 | Quarterly Statements of Investments

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of three funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on


                    Quarterly Statements of Investments | 27

Templeton Global Investment Trust

2. SECURITY VALUATION (CONTINUED)

the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                   TEMPLETON
                                                  TEMPLETON        EMERGING         TEMPLETON
                                                     BRIC           MARKETS          INCOME
                                                     FUND       SMALL CAP FUND        FUND
                                                -------------   --------------   --------------
Cost of investments .........................   $ 904,728,678    $115,264,859    $1,079,977,671
                                                -------------    ------------    --------------
Unrealized appreciation .....................   $ 153,508,352    $  7,938,391    $   48,104,126
Unrealized depreciation .....................    (114,087,308)    (27,701,908)     (108,165,017)
                                                -------------    ------------    --------------
Net unrealized appreciation (depreciation) ..   $  39,421,044    $(19,763,517)   $  (60,060,891)
                                                =============    ============    ==============

4. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, Templeton Income Fund had the following forward exchange contracts outstanding:

                                               CONTRACT       SETTLEMENT     UNREALIZED    UNREALIZED
                                              AMOUNT(a)          DATE           GAIN          LOSS
                                            -------------   --------------   ----------   ------------
CONTRACTS TO BUY
  465,393,600   Kazakhstani Tenge .......       3,800,000          7/25/08   $   47,473   $         --
  200,883,600   Japanese Yen ............       1,800,000          8/20/08       97,608             --
   99,628,200   Japanese Yen ............         900,000          8/25/08       41,365             --
   11,000,000   Norwegian Krone .........       1,977,279          9/04/08      168,566             --
      300,000   Swiss Franc .............         258,929         10/20/08       35,040             --
  115,200,000   Kazakhstani Tenge .......         900,000         11/03/08       44,766             --
    7,700,000   Swiss Franc .............       6,967,222         11/06/08      579,107             --
   48,073,500   Japanese Yen ............         453,438         11/14/08        2,980             --


                    28 | Quarterly Statements of Investments

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT       SETTLEMENT     UNREALIZED    UNREALIZED
                                              AMOUNT(a)          DATE           GAIN          LOSS
                                            -------------   --------------   ----------   ------------
CONTRACTS TO BUY (CONTINUED)
    1,600,000   Norwegian Krone .........         292,649         11/28/08   $   16,872   $         --
    3,810,000   Euro ....................      14,077,950   RON   12/03/08       78,263             --
    3,175,000   Euro ....................      11,514,138   RON   12/04/08      156,658             --
   43,460,000   Japanese Yen ............         406,617         12/05/08        6,547             --
  172,296,000   Japanese Yen ............       1,607,389         12/08/08       30,898             --
    4,723,600   Norwegian Krone .........         848,912         12/10/08       63,803             --
    5,572,320   Swedish Krona ...........         866,707         12/10/08       49,793             --
  621,475,200   Kazakhstani Tenge .......       4,800,000         12/12/08      278,276             --
   66,249,000   Kazakhstani Tenge .......         510,000         12/22/08       30,839             --
   49,983,750   Japanese Yen ............         479,520          1/20/09           --         (3,011)
      886,857   Peruvian Neuvo Sol ......       3,454,300   MXN    1/22/09           --        (26,373)
    1,200,000   Singapore Dollar ........         850,159          1/22/09       39,790             --
  202,428,000   Japanese Yen ............       1,939,430          1/28/09           --         (8,725)
    1,700,000   Norwegian Krone .........         324,626          1/30/09        2,303             --
    1,480,000   Swedish Krona ...........         244,297          1/30/09           --         (1,589)
  626,964,000   Kazakhstani Tenge .......       4,860,590          2/06/09      240,226             --
    1,526,000   Norwegian Krone .........         270,495          2/17/09       22,493             --
   30,600,000   Indian Rupee ............         991,691   NZD    2/27/09           --        (37,054)
    3,100,000   Malaysian Ringit ........         974,843          3/12/09           --        (24,311)
   45,700,000   Norwegian Krone .........       8,578,454          3/12/09      177,621             --
    6,050,000   Swedish Krona ...........         967,613          3/12/09       22,204             --
  123,614,356   Swedish Krona ...........      13,115,860   EUR    4/17/09           --       (161,579)
   11,274,310   Peruvian Neuvo Sol ......      45,733,855   MXN    5/07/09           --       (448,668)
   51,264,586   Swedish Krona ...........       5,486,071   EUR    5/08/09           --       (140,275)
    3,705,660   Singapore Dollar ........       1,800,000   EUR    5/14/09           --        (27,495)
    3,200,000   Malaysian Ringit ........         657,760   EUR    5/15/09           --        (37,580)
    3,387,617   Peruvian Neuvo Sol ......       1,253,280          5/15/09           --       (113,070)
    4,237,654   Peruvian Neuvo Sol ......       1,566,600          5/19/09           --       (140,304)
    2,186,000   Peruvian Neuvo Sol. .....         520,630   EUR    5/22/09           --        (70,504)
   41,880,160   Russian Ruble ...........       1,120,000   EUR    5/22/09       19,920             --
   29,314,000   Taiwanese Dollar ........         640,002   EUR    5/27/09           --        (25,104)
   76,835,000   Russian Ruble ...........       2,080,107   EUR    6/02/09           --         (4,164)
CONTRACTS TO SELL
    1,809,177   Mexican Peso ............      82,263,271   CLP    9/15/08           --        (17,471)
   21,600,000   Romanian Leu-New ........      47,904,192   NOK   11/17/08      237,551             --
      321,300   Euro ....................      50,424,179   JPY   12/08/08           --        (22,225)
   17,599,750   Romanian Leu-New ........      45,428,827   SEK   12/15/08      146,220             --
  102,901,129   Mexican Peso ............      26,046,334   PEN    1/20/09           --       (913,614)
   16,259,303   Mexican Peso ............       1,423,819          1/22/09           --       (107,121)
9,190,897,920   South Korean Won ........       9,646,198          1/23/09      891,808             --
   35,375,342   Mexican Peso ............     122,791,349   INR    1/27/09           --       (547,001)
    1,905,145   Euro ....................       2,777,607          1/28/09           --       (189,360)
    2,670,501   Euro ....................       3,891,662          1/29/09           --       (267,015)
      754,981   Euro ....................       1,107,255          2/04/09           --        (68,094)
   10,758,273   Romanian Leu-New ........      70,856,617   CZK    2/12/09      212,834             --


                    Quarterly Statements of Investments | 29

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT       SETTLEMENT     UNREALIZED    UNREALIZED
                                              AMOUNT(a)          DATE           GAIN          LOSS
                                            -------------   --------------   ----------   ------------
CONTRACTS TO SELL (CONTINUED)
    3,932,687   Romanian Leu-New ........      26,026,916   CZK    2/17/09   $   87,412   $         --
    1,208,274   Euro ....................       1,745,412          2/19/09           --       (134,197)
    6,054,220   Euro ....................       8,800,046          2/23/09           --       (616,091)
    6,054,220   Euro ....................     931,417,530   JPY    2/23/09           --       (519,038)
    2,018,073   Euro ....................       2,949,414          2/25/09           --       (188,982)
    4,036,147   Euro ....................     621,552,512   JPY    2/25/09           --       (338,896)
   10,827,252   Euro ....................      15,830,881          2/26/09           --     (1,006,212)
    2,018,073   Euro ....................     309,505,802   JPY    2/26/09           --       (181,253)
    9,081,331   Euro ....................   1,412,027,905   JPY    2/27/09           --       (630,215)
   13,117,476   Euro ....................      19,348,882          2/27/09           --     (1,048,632)
   42,714,162   Mexican Peso ............       3,790,475          2/27/09           --       (210,939)
    2,810,081   Romanian Leu-New ........      18,206,515   CZK    2/27/09       38,901             --
    2,018,074   Euro ....................       3,025,012          3/03/09           --       (112,435)
    3,027,111   Euro ....................       4,528,336          3/04/09           --       (177,598)
    1,009,037   Euro ....................       1,519,711          3/09/09           --        (48,539)
    1,009,037   Euro ....................     155,187,873   JPY    3/09/09           --        (84,649)
    1,009,037   Euro ....................       1,524,604          3/10/09           --        (43,566)
      756,778   Euro ....................     116,010,284   JPY    3/10/09           --        (67,002)
    1,009,037   Euro ....................       1,541,925          3/17/09           --        (25,693)
4,439,600,000   South Korean Won ........       4,434,722   CHF    3/25/09      122,098             --
    9,562,416   Euro ....................   1,457,880,677   JPY    3/31/09           --       (890,002)
   26,785,672   Mexican Peso ............     304,853,090   KZT    4/01/09           --        (27,479)
  141,829,101   Mexican Peso ............      12,705,285          4/01/09           --       (519,661)
    4,288,406   Euro ....................     664,098,012   JPY    4/06/09           --       (296,278)
    5,140,000   British Pound Sterling ..       9,988,151          4/07/09           --        (33,129)
  108,398,320   Mexican Peso ............       9,818,688          4/07/09           --       (280,665)
    3,493,302   British Pound Sterling ..       9,137,570   SGD    4/14/09           --         (7,564)
   19,936,853   Euro ....................      42,032,531   SGD    4/14/09      348,114             --
   13,641,004   Euro ....................      21,103,952          4/14/09           --        (59,348)
    6,645,618   Euro ....................   1,033,808,950   JPY    4/14/09           --       (405,337)
    3,497,693   Euro ....................       7,283,806   SGD    4/17/09           --         (4,678)
    1,826,173   U S Dollar ..............     229,668,647   KZT    4/17/09       31,712             --
   10,493,079   Euro ....................      21,966,212   SGD    4/20/09       75,806             --
    3,488,054   Euro ....................      16,999,031   MYR    4/21/09           --       (196,657)
    1,744,027   Euro ....................       3,652,690   SGD    4/24/09       14,873             --
    2,612,765   British Pound Sterling ..      15,700,209   MYR    4/27/09           --       (272,059)
    1,744,027   Euro ....................       3,640,656   SGD    4/27/09        6,645             --
    2,030,551   U S Dollar ..............     255,199,650   KZT    4/27/09       31,733             --
      870,922   British Pound Sterling ..       5,264,898   MYR    4/30/09           --        (80,662)
      730,724   Euro ....................       6,861,714   SEK    5/04/09           --        (13,205)
    1,133,618   Euro ....................       2,316,095   SGD    5/06/09           --        (31,746)
      870,922   British Pound Sterling ..       5,248,786   MYR    5/07/09           --        (84,750)
    8,607,263   Mexican Peso ............     375,707,028   CLP    5/15/09           --        (97,251)
    6,018,330   Mexican Peso ............     261,929,748   CLP    5/20/09           --        (69,228)
    1,373,796   Euro ....................       6,762,694   MYR    6/09/09           --        (51,562)
    1,144,830   Euro ....................       5,697,247   MYR    6/10/09           --        (23,967)


                    30 | Quarterly Statements of Investments

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT       SETTLEMENT     UNREALIZED    UNREALIZED
                                              AMOUNT(a)          DATE           GAIN          LOSS
                                            -------------   --------------   ----------   ------------
CONTRACTS TO SELL (CONTINUED)
    6,856,340   Euro ....................      10,569,220          6/10/09   $       --   $    (38,877)
      194,006   Euro ....................         968,148   MYR    6/12/09           --         (3,210)
    4,933,350   Mexican Peso ............     223,155,162   CLP    6/12/09           --        (40,249)
      254,448   Euro ....................       1,263,718   MYR    6/15/09           --         (6,009)
      504,416   Euro ....................       2,496,859   MYR    6/16/09           --        (14,425)
   10,861,278   Mexican Peso ............     124,692,905   KZT    6/29/09          596             --
   10,861,278   Mexican Peso ............      24,134,846   RUB    6/29/09        6,985             --
   17,305,206   Mexican Peso ............       4,745,607   PEN    6/30/09        3,069             --
                                                                             ----------   ------------
Unrealized gain (loss) on forward exchange contracts .....................   $4,509,768   $(12,383,642)
                                                                             ----------   ------------
Net unrealized gain (loss) on forward exchange contracts .................                $ (7,873,874)
                                                                                          ============

(a)  In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CHF - Swiss Frank
CLP - Chilean Peso
CZK - Czech Koruna
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstani Tenge
MXN - Mexican Peso
MYR - Malasian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
RON - Romanian New Leu
RUB - Russian Rouble
SEK - Swedish Krona
SGD - Singapore Dollar


                    Quarterly Statements of Investments | 31

Templeton Global Investment Trust

5. INTEREST RATE SWAPS

At June 30, 2008, the Templeton Income Fund had the following interest rate swaps outstanding:

COUNTER-         RECEIVE -               PAY -               NOTIONAL PRINCIPAL   EXPIRATION   UNREALIZED    UNREALIZED
PARTY           FIXED RATE           FLOATING RATE                AMOUNT(a)          DATE         GAIN         (LOSS)
--------        ----------   -----------------------------   ------------------   ----------   ----------   -----------
JPMorgan           7.15%     Sinacofi Chile Interbank Rate    2,435,000,000 CLP     6/18/18        $--      $ (222,919)
JPMorgan           7.06%     Sinacofi Chile Interbank Rate    2,386,300,000 CLP     6/13/18         --        (236,060)
JPMorgan           7.05%     Sinacofi Chile Interbank Rate    7,100,000,000 CLP     6/13/18         --        (708,816)
Merrill Lynch      7.09%     Sinacofi Chile Interbank Rate    7,800,000,000 CLP     6/16/18         --        (770,976)
                                                                                                   ---      -----------
   Unrealized gain (loss) on interest rate swaps ...........................................       $--      $(1,938,771)
                                                                                                   ---      -----------
      Net unrealized gain (loss) on interest rate swaps ....................................                $(1,938,771)
                                                                                                            ===========

(a)  In U.S. dollar unless otherwise indicated.

CURRENCY ABBREVIATION

CLP - Chilean Peso

6. RESTRICTED SECURITIES

At June 30, 2008, the Templeton BRIC Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                ACQUISITION
SHARES      ISSUER                                                  DATE         COST         VALUE
------      -------------------------------------------------   -----------   ----------   ----------
5,070,773   Unified Energy Systems (0.55% of Net Assets) ....    6/22/2006    $4,186,619   $5,172,188
                                                                                           ----------

7. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    32 | Quarterly Statements of Investments

Templeton Global Investment Trust

7. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                           LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
                                        ------------   ------------   ----------   --------------
TEMPLETON BRIC FUND
ASSETS:
   Investments in Securities ........   $915,506,839   $ 23,470,695   $5,172,188   $  944,149,722
TEMPLETON EMERGING MARKETS SMALL
CAP FUND
ASSETS:
   Investments in Securities ........   $ 95,501,342   $         --   $       --   $   95,501,342
TEMPLETON INCOME FUND
ASSETS:
   Investments in Securities            $525,864,916   $494,051,864   $       --   $1,019,916,780
   Other Financial Instruments(a)....             --      4,509,768           --        4,509,768
LIABILITIES:
   Other Financial Instruments(a)....             --     14,322,413           --       14,322,413

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps and unfunded loan commitments.


                    Quarterly Statements of Investments | 33

Templeton Global Investment Trust

7. FAIR VALUE MEASUREMENTS (CONTINUED)

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Fund's fair value, were as follows:

                                               TEMPLETON
                                               BRIC FUND
                                            INVESTMENTS IN
                                              SECURITIES
                                            --------------
Beginning Balance - April 1, 2008 .......     $       --
   Net realized gain (loss) .............             --
   Net change in unrealized appreciation
      (depreciation) ....................             --
   Net purchases (sales) ................             --
   Transfers in and/or out of Level 3 ...      5,172,188
                                              ----------
Ending Balance ..........................     $5,172,188
                                              ==========

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    34 | Quarterly Statements of Investments







Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust




By /s/GALEN G. VETTER
  -----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date:  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/GALEN G. VETTER
  -----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date:  August 27, 2008




By /s/LAURA F. FERGERSON
  ----------------------------------
         Laura F. Fergerson
         Chief Financial Officer and
        Chief Accounting Officer
Date:  August 27, 2008